Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

(5) Inventories

Inventories consisted of the following:

	December 31, 2021		December 31, 2020
	RMB	US$	RMB
Raw materials	27,508	4,317	21,018
Work-in-progress	993	156	1,233
Finished goods	13,518	2,121	10,187
Consumables and spare parts	882	138	874
Allowance for obsolescence	(7,445)	(1,168)	(7,876)
	35,456	5,564	25,436